Pension and other post-retirement benefits (Details 6) SFr in Millions	Dec. 31, 2015 CHF (SFr)
Defined benefit pension plans
Estimated future benefit payments
Next twelve months	SFr 1,122
Year two	943
Year three	932
Year four	927
Year five	938
For five years thereafter	4,870
Other post-retirement defined benefit plans
Estimated future benefit payments
Next twelve months	11
Year two	12
Year three	12
Year four	13
Year five	13
For five years thereafter	62
Bank | Defined benefit pension plans - International
Estimated future benefit payments
Next twelve months	82
Year two	92
Year three	98
Year four	106
Year five	122
For five years thereafter	722
Bank | Other post-retirement defined benefit plans - International
Estimated future benefit payments
Next twelve months	11
Year two	12
Year three	12
Year four	13
Year five	13
For five years thereafter	SFr 62